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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22588

BPV Family of Funds
(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300 Knoxville, TN	37922
(Address of principal executive offices)	(Zip code)

Michael R. West

9202 South Northshore Drive, Suite 300 Knoxville, TN 37922
(Name and address of agent for service)

With copy to: Jeffrey T. Skinner
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Registrant's telephone number, including area code: (855) 784-2399

Date of fiscal year end:     March 31

Date of reporting period:    March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BPV FUNDS

Access your back porch vista.

MARCH 31, 2015

ANNUAL REPORT

www.bpvfunds.com

Table of Contents

Shareholder Letter	1
Performance Update and Portfolio Information
BPV Core Diversification Fund	6
BPV Wealth Preservation Fund	8
BPV Low Volatility Fund	9
BPV Large Cap Value Fund	10
Schedule of Investments
BPV Core Diversification Fund	12
BPV Wealth Preservation Fund	14
BPV Low Volatility Fund	16
BPV Large Cap Value Fund	18
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets
BPV Core Diversification Fund	30
BPV Wealth Preservation Fund	32
BPV Low Volatility Fund	34
BPV Large Cap Value Fund	35
Financial Highlights
BPV Core Diversification Fund	37
BPV Wealth Preservation Fund	39
BPV Low Volatility Fund	41
BPV Large Cap Value Fund	42
Notes to Financial Statements	45
Report of Independent Registered Public Accounting Firm	61
About Your Funds’ Expenses	62
Other Information	65
Federal Tax Information	65
Board of Trustees and Executive Officers	66

BPV Family of Funds	Shareholder Letter
June 1, 2015 (Unaudited)

Dear Shareholder:

The commentary below describes market conditions the BPV Funds faced over the past year and how they performed under those conditions.

Market Overview

The period from April 1, 2014 through March 31, 2015 [Q2 2014 - Q1 2015] saw a continuation of the equity bull market, as the S&P 500 Total Return Index (the “S&P 500”) rose 12.73% during the twelve months. However, these gains were less than in recent years, largely as a result of a number of macroeconomic and geopolitical events that occurred.

Our fiscal year began on a slightly sour note as the ongoing crisis in Ukraine continued into May, a scenario that many believed could slide the European Union back into recession. Mixed data and continued Federal Reserve (the “Fed”) QE tapering were tempered by the potential for accommodative central bank policies in the future. Much like the previous quarter, the third quarter also saw a mix of positive and negative data. The quarter began with Malaysian flight MH17 being shot down over Ukraine, and the impacts of sanctions imposed on Russia began to ripple through the global economy. Other notable threats included ISIS in Syria, Ebola in the United States, and fears of Scottish independence. Despite these factors, there seemed to be little volatility in U.S. economic data and large cap equities, though the end of 2014 saw the largest S&P 500 drawdown of the year, at 7.28%. However, the rebound from this pullback was swift, the S&P 500 went on to return 4.93% for the quarter, and the pullback was ultimately overshadowed by concerns over energy prices, with WTI crude down 41.56% in Q4 2014. These factors all contributed to a sideways Q1 2015, where the S&P 500 was able to post a return of 0.95% in spite of headwinds from continuing energy weakness and a stronger dollar. Although prices in the S&P 500 were relatively range bound for the quarter, there was a key downward shift in volatility following the dovish comments out of the Fed meeting on March 18th. Since that time, volatility as measured by the Chicago Board Options Exchange Market Volatility Index (VIX) has revisited and remained at subdued levels that were prevalent in the middle of the 2014 versus the start of this year.

Ultimately, we anticipate that the S&P 500 will be higher at the end of 2015 than it was at the end of 2014. However, we believe that there is a greater possibility of a wider variance in the range of potential outcomes, with more risk to the downside than existed in previous years. Given this environment, we continue to remain focused on our principles of risk management and continue to adhere to our disciplined investment process.

BPV Family of Funds	Shareholder Letter
June 1, 2015 (Unaudited)

Performance of the BPV Core Diversification Fund

For the twelve months ended March 31, 2015, the Institutional Shares of the BPV Core Diversification Fund returned 1.96%, while the S&P 500 gained 12.73%, the Bloomberg Commodity Index lost 27.04%, and the 10+ Year Treasury Index gained 20.69% during the same period.

During the second quarter of 2014, we increased European equity exposure due to expectations of easier monetary policy and relative undervaluation. We also took profits in the Fund’s long-term treasury position, added exposure to the Barclays U.S. Aggregate Bond Index, and added a merger arbitrage fund, The Merger Fund (MERIX), on a strong outlook for the merger environment. During the third quarter, we added exposure to natural gas at a potentially attractive entry point and maintained a relatively large long position in the US Dollar. This paid off in Q4 2014, though our performance was hurt by the massive drawdown in oil, combined with poor performance in the Bloomberg Commodity Index as a whole. We also tweaked our bond exposure in the fourth quarter, exiting our position in the Barclays U.S. Aggregate Bond Index and swapping it with TIPS exposure due to falling break-even rates for inflation. Finally, Q1 2015 saw outperformance from the WisdomTree European Hedged Equity Fund (HEDJ), which was our best performing holding during the quarter with a return of 19.03%. However, domestic large cap equities did not react as positively to the announcement of European QE, and the S&P 500 largely traded sideways for the quarter, and our alternative basket also experienced mixed performance during the quarter.

Performance of the BPV Wealth Preservation Fund

For the twelve months ended March 31, 2015, the Institutional Shares of the BPV Wealth Preservation Fund returned 3.30%, while the S&P 500 gained 12.73% during the same period.

The first half of the Fund’s fiscal year saw a number of volatility spikes during the six-month period, but our option strategies effectively dampened volatility during the period, helping to reduce the drawdown relative to the S&P 500. However, the combination of increased volatility at the end of September and global concerns for growth shifted the viability of certain option strategies, notably the collar. With this in mind, and given that the S&P 500 was nearing our year end valuation target, we decided to limit the Fund’s immediate downside exposure in the near term by writing in-the-money calls. This allows for the Fund’s long puts to be placed further out of the money, thereby reducing the cost of the hedge without sacrificing the downside protection. The effectiveness of this position was seen during the October pullback when this short call position gained in value, providing a more immediate hedge that the long puts could not. After benefiting from the gain, a portion of the short call position was closed to readjust the Fund’s exposure in order to capture more upside relative to the downside which had just been effectively mitigated.

BPV Family of Funds	Shareholder Letter
June 1, 2015 (Unaudited)

We also decided to add a longer-dated risk reversal that reflected our view for the S&P 500 over the next year, which reflects a tactical shift to enhance the Fund’s potential upside capture and take a directional view on the market. As we received the benefits of this addition throughout the market rally in November, a short call strategy was also implemented in order to help maintain and manage the Fund’s exposure, which provided flexibility and contributed to our goal of capital preservation.

Going into 2015, we’ve seen other notable risks and opportunities. For example, as S&P 500 near term earnings expectations were being revised into negative year over year growth, we decided to continue limiting the Fund’s immediate downside exposure by writing in-the-money calls. In addition, with volatility at elevated levels in the beginning of the quarter, we sold a partial short put position below our existing long puts, thereby creating a partial put spread allowing us to take advantage of the increased implied volatility. We also added a newer, longer dated risk reversal that reflected our view for the S&P 500 over the next year. The additional risk reversal reflects a tactical shift to enhance the Fund’s upside capture and take a directional view on the market, which is designed to help us meet our objective of long term capital appreciation.

Performance of the BPV Low Volatility Fund

For the twelve months ended March 31, 2015, the Institutional Shares of the BPV Low Volatility Fund returned 3.68%, while the S&P 500 gained 12.73% during the same period.

The world events and volatility environment that impacted the performance of the BPV Wealth Preservation Fund similarly impacted the BPV Low Volatility Fund. Major tactical shifts undertaken during the twelve-month period include moving away from certain option strategies, notably the collar, and an increased use of other tactics such as writing in the money calls and adding a longer-dated risk reversal that reflected our view for the S&P 500 over the next year. Going forward, we expect that the winding down of direct intervention by the Fed will lead to increased volatility, but we believe that the S&P 500 will be higher at the end of 2015 than it is today. We believe that the increased volatility will provide ample opportunity to execute our strategy.

Performance of the BPV Large Cap Value Fund

For the twelve months ended March 31, 2015, the Institutional Shares of the BPV Large Cap Value Fund returned 8.26%, while the Russell 1000 Value Index gained 8.83% during the same period.

For much of the period, the Fund was challenged by our inability to gain traction in an environment where low risk and large caps reigned supreme. While we don’t explicitly control for volatility and size, we are ultimately exposed to both as a result of our bottom-up stock selection. That said, our deeper-then-benchmark value orientation supported holdings in the health care sector, particularly those with low price-to-sales; our evaluation of management benefitted from our focus on companies with efficient

BPV Family of Funds	Shareholder Letter
June 1, 2015 (Unaudited)

operations; and our assessment of momentum was aided by the strong performance of companies with positive earnings revisions. And while investor sentiment proved less effective overall, institutional ownership was a positive force in the portfolio. Our valuation-driven industry bets also added to the bottom line — for example, our decision to underweight pharmaceuticals (up just 13%) while overweighting biotechnology, health care equipment, and managed health care industries (up 35%, 26%, and 49%, respectively).

Conclusion

As previously discussed, we expect volatility to increase over the next year. In such an environment, we believe that the BPV Core Diversification Fund offers prudent diversification through non-correlated asset classes. Likewise, we believe our hedged equity strategies, the BPV Low Volatility and Wealth Preservation Funds, also allow us an opportunity to provide returns with low volatility, as compared to the S&P 500. Finally, we will continue to be disciplined in our investment approach for the BPV Large Cap Value Fund.

In summary, we believe our Funds are performing favorably and that investors are well positioned for the coming year. Thank you for your investment in the BPV Funds and your faith in our portfolio managers.

Sincerely,

Miranda Davis and George Hashbarger, Jr.
Portfolio Managers, Quintium Advisors

Ted Aronson, Stefani Cranston, Gina Moore, Greg Rogers, and Chris Whitehead
Portfolio Managers, AJO

The opinions expressed are as of the date written and may change as subsequent conditions vary. This letter to shareholders is not intended to be relied upon as a forecast, research or investment advice, and is not a recommendation, offer or solicitation to buy or sell any securities or to adopt any investment strategy. There is no guarantee that any forecasts made will come to pass. Reliance upon information in this Shareholder letter is at the sole discretion of the reader.

The S&P 500 Total Return Index is the total return of the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. You cannot invest directly in an index.

The 10+ Year Treasury Index is represented by the Bank of America Merrill Lynch 10+ Year Treasury Index; a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measures the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million. You cannot invest directly in an index.

BPV Family of Funds	Shareholder Letter
June 1, 2015 (Unaudited)

The Bloomberg Commodity Index is the total return of a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector. You cannot invest directly in an index.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. You cannot invest directly in an index.

A call option is an agreement that gives an investor the right (but not the obligation) to buy a stock, bond, commodity, or other instrument at a specified price within a specific time period.

A put option is an agreement that gives the owner the right, but not the obligation, to sell a specified amount of an underlying security at a specified price within a specified time.

Diversification does not eliminate the risk of experiencing investment losses.

Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

A Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By investing in options, a Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

Fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to security holders. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, bond prices will generally decline when investors anticipate or experience rising interest rates.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Fee waivers have positively impacted fund performance. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee which, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

BPV Core Diversification Fund	Performance Update
March 31, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Core Diversification Fund - Institutional Shares versus the S&P 500® Index,
10+ Year Treasury Index and Bloomberg Commodity Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares to the extent the classes do not have the same expenses or inception dates.

Average Annual Total Returns (for the periods ended March 31, 2015)
	1 Year	Since Inception(a)
BPV Core Diversification Fund - Institutional Shares	1.96%	3.83%
BPV Core Diversification Fund - Advisor Shares	1.57%	3.40%
S&P 500® Index	12.73%	21.06%(b)
10+ Year Treasury Index	20.69%	5.02%(b)
Bloomberg Commodity Index	-27.04%	-9.71%(b)

(a)	Commencement of operations for Institutional Shares was October 5, 2011 and for Advisor Shares was January 2, 2013.

(b)	Represents the period from October 5, 2011 (the commencement of operations for Institutional Shares) through March 31, 2015.

BPV Core Diversification Fund	Portfolio Information
March 31, 2015 (Unaudited)

Portfolio Information
Fund Allocation	% of Net Assets
Common Equity	44.8%
Alternatives/Commodities	18.3%
Fixed Income/Treasuries	25.5%
Open-End Funds	5.7%
Short Term and Other Assets in Excess of Liabilities	5.7%

Top 10 Equity Holdings

Security Description	% of Net Assets
SPDR® S&P 500® ETF Trust	39.3%
iShares® 20+ Year Treasury Bond ETF	15.5%
Merger Fund (The) - Institutional Shares	5.7%
WisdomTree Europe Hedged Equity Fund	5.5%
PowerShares® DB US Dollar Index Bullish Fund	5.3%
iShares® TIPS Bond ETF	5.0%
PowerShares® DB Agriculture Fund	3.9%
United States Natural Gas Fund LP	2.7%
SPDR® Barclays High Yield Bond ETF	2.5%
AdvisorShares Peritus High Yield ETF	2.5%

BPV Wealth Preservation Fund	Performance Update
March 31, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Wealth Preservation Fund - Institutional Shares versus the S&P 500® Index,
 US Treasury 1-3 Year Index and Barclays U.S. Aggregate Bond Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares to the extent the classes do not have the same expenses or inception dates.

Average Annual Total Returns (for the periods ended March 31, 2015)
	1 Year	Since Inception(a)
BPV Wealth Preservation Fund - Institutional Shares	3.30%	2.93%
BPV Wealth Preservation Fund - Advisor Shares	2.92%	2.48%
S&P 500® Index	12.73%	21.06%(b)
U.S. Treasury 1-3 Year Index	1.00%	0.61%(b)
Barclays Capital U.S. Aggregate Bond Index	5.72%	3.12%(b)

Portfolio Information
Fund Allocation	% of Net Assets
Common Equity	53.4%
Short Term and Other Assets in Excess of Liabilities	46.0%
Options	0.6%

(a)	Commencement of operations for Institutional Shares was October 5, 2011 and for Advisor Shares was January 2, 2013.

(b)	Represents the period from October 5, 2011 (the commencement of operations for Institutional Shares) through March 31, 2015.

BPV Low Volatility Fund	Performance Update
March 31, 2015 (Unaudited)

Comparison of the Change in Value of a $5,000,000 Investment in
BPV Low Volatility Fund - Institutional Shares versus the S&P 500® Index,
 US Treasury 1-3 Year Index and Barclays U.S. Aggregate Bond Index

Average Annual Total Returns (for the periods ended March 31, 2015)
	1 Year	Since Inception(a)
BPV Low Volatility Fund - Institutional Shares	3.68%	3.81%
S&P 500® Index	12.73%	18.53%
U.S. Treasury 1-3 Year Index	1.00%	0.79%
Barclays Capital U.S. Aggregate Bond Index	5.72%	4.93%

Portfolio Information
Fund Allocation	% of Net Assets
Common Equity	53.3%
Short Term and Liabilities in Excess of Other Assets	46.1%
Options	0.6%

(a)	Commencement of operations for Institutional Shares was February 3, 2014.

BPV Large Cap Value Fund	Performance Update
March 31, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
 BPV Large Cap Value Fund - Institutional Shares versus the Russell 1000 Value Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares and Class C Shares to the extent the classes do not have the same expenses or inception dates.

Total Returns (for the period ended March 31, 2015)
Since Inception(a)
BPV Large Cap Value Fund - Institutional Shares	8.26%
BPV Large Cap Value Fund - Advisor Shares	8.07%
BPV Large Cap Value Fund - Class C Shares	6.90%
Russell 1000 Value Index	8.83%(b)

(a)	Commencement of operations for Institutional Shares and Advisor Shares was April 1, 2014 and for Class C Shares was October 7, 2014.

(b)	Represents the period from April 1, 2014 (the commencement of operations for Institutional and Advisor Shares) through March 31, 2015.

BPV Large Cap Value Fund	Portfolio Information
March 31, 2015 (Unaudited)

Portfolio Information

Top 10 Equity Holdings

Security Description	% of Net Assets
JPMorgan Chase & Company	3.3%
Citigroup, Inc.	2.6%
Exxon Mobil Corporation	2.4%
American International Group, Inc.	2.0%
Travelers Companies, Inc. (The)	1.5%
Valero Energy Corporation	1.5%
Capital One Financial Corporation	1.4%
Northrop Grumman Corporation	1.4%
Cardinal Health, Inc.	1.4%
Allstate Corporation (The)	1.4%

BPV Core Diversification Fund	Schedule of Investments
March 31, 2015

EXCHANGE-TRADED FUNDS — 88.6%	Shares	Value
Common Equity — 44.8%
SPDR® S&P 500® ETF Trust (a)	78,490	$16,202,691
WisdomTree Europe Hedged Equity Fund	34,235	2,264,303
		18,466,994
Fixed Income — 5.0%
AdvisorShares Peritus High Yield ETF	25,125	1,039,924
SPDR® Barclays High Yield Bond ETF	26,575	1,042,271
		2,082,195
Other and Alternative Assets — 18.3%
PowerShares® DB Agriculture Fund (b)	72,295	1,600,611
PowerShares® DB Energy Fund (b)	54,390	863,713
PowerShares® DB US Dollar Index Bullish Fund (b)	84,545	2,189,716
SPDR® Gold Shares (b) (c)	8,805	1,000,776
United States Natural Gas Fund LP (b)	82,975	1,098,589
United States Oil Fund LP (b)	46,995	791,396
		7,544,801
U.S. Government & Agency Obligations — 20.5%
iShares® 20+ Year Treasury Bond ETF	48,680	6,361,989
iShares® TIPS Bond ETF	18,295	2,078,129
		8,440,118

Total Exchange-Traded Funds (Cost $32,239,634)		$36,534,108

OPEN-END FUNDS — 5.7%	Shares	Value
Arbitrage Funds — 5.7%
Merger Fund (The) - Institutional Shares (Cost $2,395,010)	147,538	$2,331,101

See accompanying notes to financial statements.

BPV Core Diversification Fund	Schedule of Investments
March 31, 2015

MONEY MARKET FUNDS — 5.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (d) (Cost $2,108,228)	2,108,228	$2,108,228

Total Investments at Value — 99.4% (Cost $36,742,872)		$40,973,437

Other Assets in Excess of Liabilities — 0.6%		241,395	(e)

Net Assets — 100.0%		$41,214,832

(a)	All or a portion of the security is held as collateral for potential written options.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	The rate shown is the 7-day effective yield as of March 31, 2015.

(e)	Includes cash held as margin deposit for potential written options.

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange-Traded Fund

LP - Limited Partnership

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Schedule of Investments
March 31, 2015

EXCHANGE-TRADED FUNDS — 53.4%	Shares	Value
Common Equity — 53.4%
SPDR® S&P 500® ETF Trust (a) (Cost $33,544,742)	213,300	$44,031,519

PURCHASED OPTION CONTRACTS — 0.6%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.2%
SPDR® S&P 500® ETF Trust	06/30/15	$205.00	150	$103,875
SPDR® S&P 500® ETF Trust	09/18/15	215.00	163	64,385
				168,260
Put Option Contracts — 0.4%
SPDR® S&P 500® ETF Trust	04/17/15	190.00	533	7,462
SPDR® S&P 500® ETF Trust	05/15/15	195.00	1,066	148,707
SPDR® S&P 500® ETF Trust	06/30/15	195.00	534	175,419
				331,588
Total Purchased Option Contracts (Cost $668,903)				$499,848

MONEY MARKET FUNDS — 45.8%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $37,831,005)	37,831,005	$37,831,005

Total Investments at Value — 99.8% (Cost $72,044,650)		$82,362,372

Other Assets in Excess of Liabilities — 0.2%		148,876	(c)

Net Assets — 100.0%		$82,511,248

(a)	All or a portion of the security is held as collateral for written options.

(b)	The rate shown is the 7-day effective yield as of March 31, 2015.

(c)	Includes fair value of and cash held as margin deposits for written options.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Schedule of Written Option Contracts
March 31, 2015

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	05/15/15	$203.00	538	$349,700	$497,792
SPDR® S&P 500® ETF Trust	06/30/15	200.00	537	561,434	510,477
SPDR® S&P 500® ETF Trust	06/30/15	215.00	150	26,475	41,443
				937,609	1,049,712
Put Option Contracts
SPDR® S&P 500® ETF Trust	06/30/15	185.00	850	150,450	217,139
SPDR® S&P 500® ETF Trust	12/19/15	180.00	163	81,255	115,247
				231,705	332,386
Total Written Option Contracts				$1,169,314	$1,382,098

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Low Volatility Fund	Schedule of Investments
March 31, 2015

EXCHANGE-TRADED FUNDS — 53.3%	Shares	Value
Common Equity — 53.3%
SPDR® S&P 500® ETF Trust(a) (Cost $31,583,120)	163,700	$33,792,591

PURCHASED OPTION CONTRACTS — 0.6%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.2%
SPDR® S&P 500® ETF Trust	06/30/15	$205.00	120	$83,100
SPDR® S&P 500® ETF Trust	09/18/15	215.00	123	48,585
				131,685
Put Option Contracts — 0.4%
SPDR® S&P 500® ETF Trust	04/17/15	190.00	409	5,726
SPDR® S&P 500® ETF Trust	05/15/15	195.00	818	114,111
SPDR® S&P 500® ETF Trust	06/30/15	195.00	410	134,685
				254,522
Total Purchased Option Contracts (Cost $515,214)				$386,207

MONEY MARKET FUNDS — 46.7%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $29,548,998)	29,548,998	$29,548,998

Total Investments at Value — 100.6% (Cost $61,647,332)		$63,727,796

Liabilities in Excess of Other Assets — (0.6%)		(387,368	)(c)

Net Assets — 100.0%		$63,340,428

(a)	All or a portion of the security is held as collateral for written options.

(b)	The rate shown is the 7-day effective yield as of March 31, 2015.

(c)	Includes fair value of and cash held as margin deposits for written options.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Low Volatility Fund	Schedule of Written Option Contracts
March 31, 2015

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	05/15/15	$203.00	413	$268,450	$376,010
SPDR® S&P 500® ETF Trust	06/30/15	200.00	412	430,746	391,651
SPDR® S&P 500® ETF Trust	06/30/15	215.00	114	20,121	31,497
				719,317	799,158
Put Option Contracts
SPDR® S&P 500® ETF Trust	06/30/15	185.00	652	115,404	166,558
SPDR® S&P 500® ETF Trust	12/19/15	180.00	123	61,316	86,992
				176,720	253,550
Total Written Option Contracts				$896,037	$1,052,708

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments
March 31, 2015

COMMON STOCKS — 98.2%	Shares	Value
Consumer Discretionary — 7.4%
Auto Components — 2.2%
Cooper Tire & Rubber Company	3,590	$153,795
Dana Holding Corporation	7,900	167,164
Delphi Automotive plc	4,240	338,098
Lear Corporation	8,930	989,622
Magna International, Inc. - Class A	1,280	68,685
		1,717,364
Automobiles — 0.7%
General Motors Company	15,700	588,750

Household Durables — 1.4%
NVR, Inc. (a)	86	114,265
Whirlpool Corporation	4,900	990,094
		1,104,359
Media — 0.9%
McGraw Hill Financial, Inc.	6,510	673,134

Multiline Retail — 1.3%
Kohl's Corporation	6,700	524,275
Macy's, Inc.	7,600	493,316
		1,017,591
Specialty Retail — 0.7%
Foot Locker, Inc.	8,200	516,600

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corporation (a)	2,700	196,749

Consumer Staples — 6.8%
Beverages — 0.3%
Dr Pepper Snapple Group, Inc.	3,200	251,136

Food & Staples Retailing — 1.6%
Kroger Company (The)	12,200	935,252
Wal-Mart Stores, Inc.	3,250	267,312
		1,202,564
Food Products — 2.5%
Archer-Daniels-Midland Company	3,200	151,680
Bunge Ltd.	9,390	773,361
Pilgrim's Pride Corporation	11,370	256,848

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments
March 31, 2015

COMMON STOCKS — 98.2% (Continued)	Shares	Value
Consumer Staples — 6.8% (Continued)
Food Products — 2.5% (Continued)
Tyson Foods, Inc. - Class A	20,820	$797,406
		1,979,295
Tobacco — 2.4%
Altria Group, Inc.	11,800	590,236
Lorillard, Inc.	12,690	829,291
Philip Morris International, Inc.	6,490	488,892
		1,908,419
Energy — 10.7%
Energy Equipment & Services — 3.4%
Cameron International Corporation (a)	20,000	902,400
Ensco plc - Class A	31,200	657,384
Nabors Industries Ltd.	25,340	345,891
Oil States International, Inc. (a)	18,700	743,699
Rowan Companies plc - Class A	2,930	51,890
		2,701,264
Oil, Gas & Consumable Fuels — 7.3%
Exxon Mobil Corporation	22,600	1,921,000
Marathon Petroleum Corporation	9,650	988,064
Tesoro Corporation	11,670	1,065,354
Valero Energy Corporation	18,200	1,157,884
Western Refining, Inc.	12,300	607,497
		5,739,799
Financials — 28.0%
Banks — 0.8%
Huntington Bancshares, Inc.	56,180	620,789

Capital Markets — 2.7%
Ameriprise Financial, Inc.	5,500	719,620
Goldman Sachs Group, Inc. (The)	4,800	902,256
Morgan Stanley	7,000	249,830
T. Rowe Price Group, Inc.	3,300	267,234
		2,138,940
Consumer Finance — 2.9%
Ally Financial, Inc. (a)	20,220	424,216
Capital One Financial Corporation	14,390	1,134,220
Discover Financial Services	13,060	735,931
		2,294,367

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments
March 31, 2015

COMMON STOCKS — 98.2% (Continued)	Shares	Value
Financials — 28.0% (Continued)
Diversified Financial Services — 9.2%
Berkshire Hathaway, Inc. - Class B (a)	3,900	$562,848
CBOE Holdings, Inc.	6,670	382,891
Citigroup, Inc.	40,200	2,071,104
JPMorgan Chase & Company	43,100	2,610,998
Moody's Corporation	7,250	752,550
Voya Financial, Inc.	20,000	862,200
		7,242,591
Insurance — 10.8%
Allstate Corporation (The)	15,620	1,111,676
American International Group, Inc.	28,300	1,550,557
Assurant, Inc.	4,510	276,959
Axis Capital Holdings Ltd.	6,130	316,185
Chubb Corporation (The)	4,850	490,335
Everest Re Group Ltd.	3,140	546,360
Hartford Financial Services Group, Inc. (The)	10,000	418,200
Lincoln National Corporation	12,500	718,250
PartnerRe Ltd.	4,810	549,927
Reinsurance Group of America, Inc.	3,550	330,825
RenaissanceRe Holdings Ltd.	5,210	519,593
Travelers Companies, Inc. (The)	10,790	1,166,723
Unum Group	13,470	454,343
		8,449,933
Real Estate Investment Trusts (REIT) — 0.5%
Host Hotels & Resorts, Inc.	11,010	222,182
RLJ Lodging Trust	4,700	147,157
		369,339
Real Estate Management & Development — 1.1%
CBRE Group, Inc. - Class A (a)	17,010	658,457
Jones Lang LaSalle, Inc.	1,170	199,368
		857,825
Health Care — 15.0%
Biotechnology — 2.6%
Biogen, Inc. (a)	1,950	823,368
Gilead Sciences, Inc. (a)	4,070	399,389
United Therapeutics Corporation (a)	5,090	877,694
		2,100,451
Health Care Providers & Services — 12.4%
Aetna, Inc.	6,030	642,376
AmerisourceBergen Corporation	9,100	1,034,397

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments
March 31, 2015

COMMON STOCKS — 98.2% (Continued)	Shares	Value
Health Care — 15.0% (Continued)
Health Care Providers & Services — 12.4% (Continued)
Anthem, Inc.	6,250	$965,063
Cardinal Health, Inc.	12,390	1,118,445
Catamaran Corporation (a)	14,800	881,192
CIGNA Corporation	5,870	759,813
Express Scripts Holding Company (a)	12,310	1,068,139
Health Net, Inc. (a)	10,400	629,096
Humana, Inc.	4,700	836,694
McKesson Corporation	4,310	974,922
Omnicare, Inc.	10,470	806,818
		9,716,955
Industrials — 9.8%
Aerospace & Defense — 3.3%
General Dynamics Corporation	2,880	390,902
Huntington Ingalls Industries, Inc.	3,440	482,116
Northrop Grumman Corporation	7,000	1,126,720
Spirit AeroSystems Holdings, Inc. - Class A (a)	11,700	610,857
		2,610,595
Air Freight & Logistics — 1.4%
FedEx Corporation	6,300	1,042,335

Airlines — 4.7%
Alaska Air Group, Inc.	14,300	946,374
American Airlines Group, Inc.	5,100	269,178
Delta Air Lines, Inc.	23,850	1,072,296
Southwest Airlines Company	15,360	680,448
United Continental Holdings, Inc. (a)	11,000	739,750
		3,708,046
Road & Rail — 0.4%
Avis Budget Group, Inc. (a)	5,100	300,977

Information Technology — 9.2%
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc. (a)	5,310	324,706
Flextronics International Ltd. (a)	56,050	710,434
Jabil Circuit, Inc.	26,200	612,556
		1,647,696
Internet Software & Services — 0.8%
VeriSign, Inc. (a)	9,820	657,645

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments
March 31, 2015

COMMON STOCKS — 98.2% (Continued)	Shares	Value
Information Technology — 9.2% (Continued)
IT Services — 1.3%
Amdocs Ltd.	6,000	$326,400
Western Union Company (The)	32,780	682,152
		1,008,552
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corporation	30,500	953,735
Micron Technology, Inc. (a)	8,400	227,892
		1,181,627
Software — 0.5%
Take-Two Interactive Software, Inc. (a)	14,700	374,189

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	7,860	978,020
Lexmark International, Inc. - Class A	10,330	437,372
Western Digital Corporation	10,020	911,920
		2,327,312
Materials — 3.4%
Chemicals — 1.5%
CF Industries Holdings, Inc.	1,660	470,909
LyondellBasell Industries N.V. - Class A	2,700	237,060
Mosaic Company (The)	9,900	455,994
		1,163,963
Metals & Mining — 1.5%
Alcoa, Inc.	25,760	332,819
United States Steel Corporation	34,300	836,920
		1,169,739
Paper & Forest Products — 0.4%
International Paper Company	5,600	310,744

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	29,170	952,401
CenturyLink, Inc.	20,200	697,910
		1,650,311
Utilities — 5.8%
Electric Utilities — 3.5%
American Electric Power Company, Inc.	13,310	748,687
Edison International	15,690	980,154
Entergy Corporation	11,450	887,261

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments
March 31, 2015

COMMON STOCKS — 98.2% (Continued)	Shares	Value
Utilities — 5.8% (Continued)
Electric Utilities — 3.5% (Continued)
Exelon Corporation	3,080	$103,519
		2,719,621
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The)	50,670	651,109
Calpine Corporation (a)	4,100	93,767
		744,876
Multi-Utilities — 1.4%
PG&E Corporation	8,800	467,016
Public Service Enterprise Group, Inc.	15,390	645,149
		1,112,165

Total Common Stocks (Cost $74,142,985)		$77,118,607

EXCHANGE-TRADED FUNDS — 0.3%	Shares	Value
Large-Cap Funds — 0.3%
iShares® Russell 1000 Value ETF (Cost $242,096)	2,370	$244,299

MONEY MARKET FUNDS — 1.2%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund -Institutional Class, 0.00% (b) (Cost $934,737)	934,737	$934,737

Total Investments at Value — 99.7% (Cost $75,319,818)		$78,297,643

Other Assets in Excess of Liabilities — 0.3%		208,116

Net Assets — 100.0%		$78,505,759

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2015.

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2015

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
ASSETS
Investments in securities:
At cost	$36,742,872	$72,044,650
At value (Note 2)	$40,973,437	$82,362,372
Deposits for options contracts	189,871	1,119,814
Dividends receivable	80,522	198,542
Receivable for capital shares sold	13,550	126,192
Other assets	19,109	24,749
TOTAL ASSETS	41,276,489	83,831,669

LIABILITIES
Options contracts written, at value (Notes 2 and 6) (premiums received $— and $1,382,098)	—	1,169,314
Payable for capital shares redeemed	8,068	57,427
Payable to Advisor (Note 5)	13,296	42,112
Accrued distribution fees (Note 5)	235	2,377
Payable to administrator (Note 5)	13,713	17,208
Other accrued expenses	26,345	31,983
TOTAL LIABILITIES	61,657	1,320,421

NET ASSETS	$41,214,832	$82,511,248

Net assets consist of:
Paid-in capital	$37,876,260	$80,513,053
Accumulated net investment income (loss)	—	(14,535)
Accumulated net realized losses from security transactions and options contracts (Note 6)	(891,993)	(8,517,776)
Net unrealized appreciation on investments and options contracts (Note 6)	4,230,565	10,530,506
Net Assets	$41,214,832	$82,511,248

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2015

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$40,092,661	$71,486,970
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,753,334	6,715,186
Net asset value, redemption price and offering price per share (a)	$10.68	$10.65

PRICING OF ADVISOR SHARES
Net assets applicable to Advisor Shares	$1,122,171	$11,024,278
Advisor Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	105,157	1,043,698
Net asset value, redemption price and offering price per share (a)	$10.67	$10.56

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2015

	BPV Low Volatility Fund	BPV Large Cap Value Fund
ASSETS
Investments in securities:
At cost	$61,647,332	$75,319,818
At value (Note 2)	$63,727,796	$78,297,643
Deposits for options contracts	616,224	—
Dividends receivable	152,374	63,903
Receivable for investment securities sold	—	293,630
Receivable for capital shares sold	427	47,591
Other assets	16,023	30,847
TOTAL ASSETS	64,512,844	78,733,614

LIABILITIES
Options contracts written, at value (Notes 2 and 6) (premiums received $1,052,708 and $—)	896,037	—
Payable for investment securities purchased	—	147,637
Payable for capital shares redeemed	223,699	1,555
Payable to Advisor (Note 5)	1,969	20,522
Accrued distribution fees (Note 5)	—	1,767
Payable to administrator (Note 5)	19,890	19,767
Other accrued expenses	30,821	36,607
TOTAL LIABILITIES	1,172,416	227,855

NET ASSETS	$63,340,428	$78,505,759

Net assets consist of:
Paid-in capital	$61,887,203	$76,092,019
Accumulated net investment income	76,211	215,170
Accumulated net realized losses from security transactions and options contracts (Note 6)	(860,121)	(779,255)
Net unrealized appreciation on investments and options contracts (Note 6)	2,237,135	2,977,825
Net Assets	$63,340,428	$78,505,759

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities
March 31, 2015

	BPV Low Volatility Fund	BPV Large Cap Value Fund
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$63,340,428	$73,166,289
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	6,102,504	6,771,160
Net asset value, redemption price and offering price per share (a)	$10.38	$10.81

PRICING OF CLASS C SHARES
Net assets applicable to Class C Shares		$1,339,176
Class C Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		124,346
Net asset value, redemption price and offering price per share (a)		$10.77

PRICING OF ADVISOR SHARES
Net assets applicable to Advisor Shares		$4,000,294
Advisor Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		370,547
Net asset value, redemption price and offering price per share (a)		$10.80

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Operations
For the Year Ended March 31, 2015

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
INVESTMENT INCOME
Dividends	$842,439	$836,431

EXPENSES
Investment advisory fees (Note 5)	323,572	587,134
Mutual fund servicing fees (Note 5)	99,371	139,241
Shareholder service fees	42,747	70,390
Professional fees	48,654	64,013
Trustees’ fees and expenses (Note 5)	39,408	54,535
Registration and filing fees	32,667	31,981
Insurance expense	17,051	17,957
Compliance support services fees (Note 5)	15,715	15,715
Distribution expenses - Advisor Shares (Note 5)	2,913	28,231
Postage and supplies	9,059	19,963
Custody and bank service fees	9,340	12,173
Printing of shareholder reports	6,694	9,710
Distributor service fees (Note 5)	5,000	5,000
Other expenses	2,731	2,596
TOTAL EXPENSES	654,922	1,058,639
Advisory fee reductions and/or expense reimbursements by Advisor (Note 5)	(220,581)	(251,930)
NET EXPENSES	434,341	806,709

NET INVESTMENT INCOME	408,098	29,722

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gains (losses) from:
Security transactions	1,518,834	738,596
Option contracts (Note 6)	(370,206)	(1,678,004)
Net change in unrealized appreciation/depreciation on:
Investments	(811,641)	3,181,694
Option contracts (Note 6)	286,389	155,562

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTIONS CONTRACTS	623,376	2,397,848

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,031,474	$2,427,570

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Operations
For the Year Ended March 31, 2015

	BPV Low Volatility Fund	BPV Large Cap Value Fund
INVESTMENT INCOME
Dividends	$549,857	$579,332
Foreign tax witholding	—	(1,353)
TOTAL INVESTMENT INCOME	549,857	577,979

EXPENSES
Investment advisory fees (Note 5)	189,217	206,348
Mutual fund servicing fees (Note 5)	89,842	57,361
Offering costs (Note 2)	41,564	65,786
Professional fees	42,199	43,142
Shareholder service fees	51,343	28,935
Trustees’ fees and expenses (Note 5)	33,565	17,377
Compliance support services fees (Note 5)	15,715	15,715
Registration and filing fees	13,151	16,325
Printing of shareholder reports	10,330	8,825
Custody and bank service fees	9,274	7,772
Postage and supplies	7,855	8,236
Distributor service fees (Note 5)	5,000	5,000
Distribution expenses - Advisor Shares (Note 5)	—	5,353
Distribution expenses - Class C Shares (Note 5)	—	2,516
Insurance expense	6,186	1,448
Other expenses	2,600	4,802
TOTAL EXPENSES	517,841	494,941
Advisory fee reductions and/or expense reimbursements by Advisor (Note 5)	(281,320)	(233,105)
NET EXPENSES	236,521	261,836

NET INVESTMENT INCOME	313,336	316,143

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gains (losses) from:
Security transactions	31,875	(779,674)
Option contracts (Note 6)	(765,151)	—
Net change in unrealized appreciation/depreciation on:
Investments	2,122,249	2,977,825
Option contracts (Note 6)	63,501	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTIONS CONTRACTS	1,452,474	2,198,151

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,765,810	$2,514,294

See accompanying notes to financial statements.

BPV Core Diversification Fund	Statements of Changes in Net Assets

	Year Ended March 31, 2015	Year Ended March 31, 2014
FROM OPERATIONS
Net investment income	$408,098	$600,311
Net realized gains (losses) from:
Security transactions	1,518,834	(281,124)
Option contracts (Note 6)	(370,206)	116,704
Net change in unrealized appreciation/depreciation on:
Investments	(811,641)	1,409,470
Option contracts (Note 6)	286,389	(112,609)
Net increase in net assets from operations	1,031,474	1,732,752

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(377,058)	(522,416)
From net investment income, Advisor Shares	(9,047)	—
From net realized gains, Institutional Shares	(1,460,451)	(114,862)
From net realized gains, Advisor Shares	(43,714)	(446)
Decrease in net assets from distributions to shareholders	(1,890,270)	(637,724)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	9,292,975	8,719,361
Net asset value of shares issued in reinvestment of distributions to shareholders	1,834,138	628,208
Payments for shares redeemed, net of redemption fees (Note 2)	(17,698,650)	(54,995,074)
Net decrease in net assets from Institutional Shares transactions	(6,571,537)	(45,647,505)

ADVISOR SHARES
Proceeds from shares sold	138,955	968,390
Net asset value of shares issued in reinvestment of distributions to shareholders	51,552	385
Payments for shares redeemed, net of redemption fees (Note 2)	(246,921)	(63,858)
Net increase (decrease) in net assets from Advisor Shares transactions	(56,414)	904,917

TOTAL DECREASE IN NET ASSETS	(7,486,747)	(43,647,560)

NET ASSETS
Beginning of year	48,701,579	92,349,139
End of year	$41,214,832	$48,701,579

UNDISTRIBUTED NET INVESTMENT INCOME	$—	$10,054

See accompanying notes to financial statements.

BPV Core Diversification Fund	Statements of Changes in Net Assets

	Year Ended March 31, 2015	Year Ended March 31, 2014
CAPITAL SHARE ACTIVITY
BPV Core Diversification - Institutional Shares
Shares sold	844,668	816,876
Shares reinvested	173,195	58,821
Shares redeemed	(1,580,155)	(5,182,131)
Net decrease in shares outstanding	(562,292)	(4,306,434)
Shares outstanding, beginning of year	4,315,626	8,622,060
Shares outstanding, end of year	3,753,334	4,315,626

BPV Core Diversification - Advisor Shares
Shares sold	12,698	88,217
Shares reinvested	4,868	36
Shares redeemed	(22,543)	(6,056)
Net increase (decrease) in shares outstanding	(4,977)	82,197
Shares outstanding, beginning of year	110,134	27,937
Shares outstanding, end of year	105,157	110,134

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	Year Ended March 31, 2015	Year Ended March 31, 2014
FROM OPERATIONS
Net investment income	$29,722	$50,622
Net realized gains (losses) from:
Security transactions	738,596	(1,274,006)
Option contracts (Note 6)	(1,678,004)	(2,437,120)
Net change in unrealized appreciation/depreciation on:
Investments	3,181,694	4,694,366
Option contracts (Note 6)	155,562	280,491
Net increase in net assets from operations	2,427,570	1,314,353

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(7,912)	(107,202)
From net realized gains, Institutional Shares	(365,385)	(1,535,256)
From net realized gains, Advisor Shares	(56,479)	(197,334)
Decrease in net assets from distributions to shareholders	(429,776)	(1,839,792)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	45,721,374	52,463,574
Net asset value of shares issued in reinvestment of distributions to shareholders	360,467	1,585,105
Payments for shares redeemed, net of redemption fees (Note 2)	(33,421,518)	(26,340,757)
Net increase in net assets from Institutional Shares transactions	12,660,323	27,707,922

ADVISOR SHARES
Proceeds from shares sold	6,805,264	11,898,335
Net asset value of shares issued in reinvestment of distributions to shareholders	46,504	158,931
Payments for shares redeemed, net of redemption fees (Note 2)	(6,871,299)	(1,202,746)
Net increase (decrease) in net assets from Advisor Shares transactions	(19,531)	10,854,520

TOTAL INCREASE IN NET ASSETS	14,638,586	38,037,003

NET ASSETS
Beginning of year	67,872,662	29,835,659
End of year	$82,511,248	$67,872,662

ACCUMULATED NET INVESTMENT LOSS	$(14,535)	$(36,345)

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	Year Ended March 31, 2015	Year Ended March 31, 2014
CAPITAL SHARE ACTIVITY
BPV Wealth Preservation - Institutional Shares
Shares sold	4,350,488	5,021,008
Shares reinvested	33,942	153,298
Shares redeemed	(3,178,046)	(2,538,399)
Net increase in shares outstanding	1,206,384	2,635,907
Shares outstanding, beginning of year	5,508,802	2,872,895
Shares outstanding, end of year	6,715,186	5,508,802

BPV Wealth Preservation - Advisor Shares
Shares sold	651,928	1,144,741
Shares reinvested	4,412	15,460
Shares redeemed	(658,642)	(116,911)
Net increase (decrease) in shares outstanding	(2,302)	1,043,290
Shares outstanding, beginning of year	1,046,000	2,710
Shares outstanding, end of year	1,043,698	1,046,000

See accompanying notes to financial statements.

BPV Low Volatility Fund	Statements of Changes in Net Assets

	Year Ended March 31, 2015	Period Ended March 31, 2014(a)
FROM OPERATIONS
Net investment income	$313,336	$32,388
Net realized gains (losses) from:
Security transactions	31,875	(33,663)
Option contracts (Note 6)	(765,151)	(13,439)
Net change in unrealized appreciation/depreciation on:
Investments	2,122,249	35,352
Option contracts (Note 6)	63,501	16,033
Net increase in net assets from operations	1,765,810	36,671

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(271,011)	—
From net realized gains, Institutional Shares	(79,743)	—
Decrease in net assets from distributions to shareholders	(350,754)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	52,036,220	22,883,197
Net asset value of shares issued in reinvestment of distributions to shareholders	323,367	—
Payments for shares redeemed, net of redemption fees (Note 2)	(13,333,227)	(20,856)
Net increase in net assets from capital share transactions	39,026,360	22,862,341

TOTAL INCREASE IN NET ASSETS	40,441,416	22,899,012

NET ASSETS
Beginning of period	22,899,012	—
End of period	$63,340,428	$22,899,012

UNDISTRIBUTED NET INVESTMENT INCOME	$76,211	$33,886

CAPITAL SHARE ACTIVITY
Shares sold	5,098,775	2,275,924
Shares reinvested	31,273	—
Shares redeemed	(1,301,398)	(2,070)
Net increase in shares outstanding	3,828,650	2,273,854
Shares outstanding, beginning of period	2,273,854	—
Shares outstanding, end of period	6,102,504	2,273,854

(a)	Represents the period from commencement of operations (February 3, 2014) through March 31, 2014.

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Statement of Changes in Net Assets

Year Ended March 31, 2015
FROM OPERATIONS
Net investment income	$316,143
Net realized losses from security transactions	(779,674)
Net change in unrealized appreciation/depreciation on investments	2,977,825
Net increase in net assets from operations	2,514,294

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	(98,092)
From net investment income, Class C Shares	(273)
From net investment income, Advisor Shares	(2,189)
Decrease in net assets from distributions to shareholders	(100,554)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	76,620,137
Net asset value of shares issued in reinvestment of distributions to shareholders	98,089
Payments for shares redeemed, net of redemption fees (Note 2)	(5,815,887)
Net increase in net assets from Institutional Shares transactions	70,902,339

CLASS C SHARES
Proceeds from shares sold	1,308,619
Net asset value of shares issued in reinvestment of distributions to shareholders	264
Payments for shares redeemed, net of redemption fees (Note 2)	(144)
Net increase in net assets from Class C Shares transactions	1,308,739

ADVISOR SHARES
Proceeds from shares sold	3,915,661
Net asset value of shares issued in reinvestment of distributions to shareholders	1,745
Payments for shares redeemed, net of redemption fees (Note 2)	(36,465)
Net increase in net assets from Advisor Shares transactions	3,880,941

TOTAL INCREASE IN NET ASSETS	78,505,759

NET ASSETS
Beginning of year	—
End of year	$78,505,759

UNDISTRIBUTED NET INVESTMENT INCOME	$215,170

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Statement of Changes in Net Assets

Year Ended March 31, 2015
CAPITAL SHARE ACTIVITY
BPV Large Cap Value - Institutional Shares
Shares sold	7,318,562
Shares reinvested	9,298
Shares redeemed	(556,700)
Net increase in shares outstanding	6,771,160
Shares outstanding, beginning of year	—
Shares outstanding, end of year	6,771,160

BPV Large Cap Value - Class C Shares
Shares sold	124,334
Shares reinvested	25
Shares redeemed	(13)
Net increase in shares outstanding	124,346
Shares outstanding, beginning of year	—
Shares outstanding, end of year	124,346

BPV Large Cap Value - Advisor Shares
Shares sold	373,819
Shares reinvested	165
Shares redeemed	(3,437)
Net increase in shares outstanding	370,547
Shares outstanding, beginning of year	—
Shares outstanding, end of year	370,547

See accompanying notes to financial statements.

BPV Core Diversification Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012(a)
Net asset value at beginning of period	$11.00	$10.68	$10.39	$10.00

Income from investment operations:
Net investment income	0.11	0.08 (b)	0.08 (b)	0.01	(b)
Net realized and unrealized gains on investments	0.10	0.33	0.28	0.40
Total from investment operations	0.21	0.41	0.36	0.41

Less distributions:
Dividends from net investment income	(0.11)	(0.07)	(0.06)	(0.02)
Distributions from net realized gains	(0.42)	(0.02)	(0.01)	(0.00	)(c)
Total distributions	(0.53)	(0.09)	(0.07)	(0.02)

Proceeds from redemption fees collected (Note 2)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value at end of period	$10.68	$11.00	$10.68	$10.39

Total return (d)	1.96%	3.85%	3.46%	4.07	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$40,093	$47,489	$92,051	$35,970

Ratio of total expenses to average net assets (f)	1.51%	1.36%	1.57%	3.25	%(g)

Ratio of net expenses to average net assets (f)(h)	1.00%	1.00%	1.00%	1.00	%(g)

Ratio of net investment income to average net assets (h)	0.95%	0.76%	0.72%	0.23	%(g)

Portfolio turnover rate	55%	47%	56%	2	%(e)

(a)	Represents the period from commencement of operations (October 5, 2011) through March 31, 2012.

(b)	Calculated using the average shares method.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Core Diversification Fund	Financial Highlights
Advisor Shares Per share data for an Advisor Share outstanding throughout each period:

	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 31, 2013(a)
Net asset value at beginning of period	$11.01	$10.66	$10.39

Income from investment operations:
Net investment income	0.08	0.07 (b)	0.01	(b)
Net realized and unrealized gains on investments	0.09	0.30	0.26
Total from investment operations	0.17	0.37	0.27

Less distributions:
Dividends from net investment income	(0.09)	—	—
Distributions from net realized gains	(0.42)	(0.02)	—
Total distributions	(0.51)	(0.02)	—

Proceeds from redemption fees collected (Note 2)	0.00 (c)	0.00 (c)	—

Net asset value at end of period	$10.67	$11.01	$10.66

Total return (d)	1.57%	3.44%	2.60	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$1,122	$1,212	$298

Ratio of total expenses to average net assets (f)	1.83%	1.89%	2.29	%(g)

Ratio of net expenses to average net assets (f)(h)	1.25%	1.48%	1.65	%(g)

Ratio of net investment income to average net assets (h)	0.69%	0.67%	0.53	%(g)

Portfolio turnover rate	55%	47%	56	%(i)

(a)	Represents the period from commencement of operations (January 2, 2013) through March 31, 2013.

(b)	Calculated using the average shares method.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period. Total returns would have been lower had certain expenses not been waived during the period.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

(i)	Represents the year ended March 31, 2013.

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Year Ended March 31, 2015		Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012(a)
Net asset value at beginning of period	$10.36		$10.38	$10.15	$10.00

Income from investment operations:
Net investment income	0.01		0.01 (b)	0.07 (b)	0.06	(b)
Net realized and unrealized gains on investments	0.33		0.22	0.22	0.12
Total from investment operations	0.34		0.23	0.29	0.18

Less distributions:
Dividends from net investment income	(0.00	)(c)	(0.02)	(0.06)	(0.03)
Distributions from net realized gains	(0.05)		(0.23)	—	—
Total distributions	(0.05)		(0.25)	(0.06)	(0.03)

Proceeds from redemption fees collected (Note 2)	0.00	(c)	0.00 (c)	0.00 (c)	—

Net asset value at end of period	$10.65		$10.36	$10.38	$10.15

Total return (d)	3.30%		2.21%	2.86%	1.83	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$71,487		$57,089	$29,808	$9,214

Ratio of total expenses to average net assets (f)	1.32%		1.46%	2.11%	5.42	%(g)

Ratio of net expenses to average net assets (f)(h)	1.00%		1.00%	1.00%	1.00	%(g)

Ratio of net investment income to average net assets (h)	0.08%		0.11%	0.65%	1.26	%(g)

Portfolio turnover rate	14%		51%	0%	0%

(a)	Represents the period from commencement of operations (October 5, 2011) through March 31, 2012.

(b)	Calculated using the average shares method.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Financial Highlights
Advisor Shares Per share data for an Advisor Share outstanding throughout each period:

	Year Ended March 31, 2015	Year Ended March 31, 2014		Period Ended March 31, 2013(a)
Net asset value at beginning of period	$10.31	$10.36		$10.27

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.02	)(b)	(0.02	)(b)
Net realized and unrealized gains on investments	0.32	0.20		0.11
Total from investment operations	0.30	0.18		0.09

Less distributions:
Distributions from net realized gains	(0.05)	(0.23)		—

Proceeds from redemption fees collected (Note 2)	0.00 (c)	0.00	(c)	—

Net asset value at end of period	$10.56	$10.31		$10.36

Total return (d)	2.92%	1.77%		0.88	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$11,024	$10,784		$28

Ratio of total expenses to average net assets (f)	1.58%	1.83%		2.65	%(g)

Ratio of net expenses to average net assets (f)(h)	1.25%	1.39%		1.65	%(g)

Ratio of net investment loss to average net assets (h)	(0.20)%	(0.17)%		(0.72	)%(g)

Portfolio turnover rate	14%	51%		0	%(i)

(a)	Represents the period from commencement of operations (January 2, 2013) through March 31, 2013.

(b)	Calculated using the average shares method.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

(i)	Represents the year ended March 31, 2013.

See accompanying notes to financial statements.

BPV Low Volatility Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Year Ended March 31, 2015	Period Ended March 31, 2014(a)
Net asset value at beginning of period	$10.07	$10.00

Income from investment operations:
Net investment income	0.04	0.04	(b)
Net realized and unrealized gains on investments	0.33	0.03
Total from investment operations	0.37	0.07

Less distributions:
Dividends from net investment income	(0.05)	—
Distributions from net realized gains	(0.01)	—
Total distributions	(0.06)	—

Proceeds from redemption fees collected (Note 2)	0.00 (c)	—

Net asset value at end of period	$10.38	$10.07

Total return (d)	3.68%	0.70	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$63,340	$22,899

Ratio of total expenses to average net assets (f)	1.09%	2.98	%(g)

Ratio of net expenses to average net assets (f)(h)	0.50%	0.50	%(g)

Ratio of net investment income to average net assets (h)	0.66%	2.36	%(g)

Portfolio turnover rate	7%	0%

(a)	Represents the period from commencement of operations (February 3, 2014) through March 31, 2014.

(b)	Calculated using the average shares method.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights
Institutional Shares Per share data for an Institutional Share outstanding throughout the year:

Year Ended March 31, 2015
Net asset value at beginning of year	$10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains on investments	0.78
Total from investment operations	0.83

Less distributions:
Dividends from net investment income	(0.02)

Proceeds from redemption fees collected (Note 2)	0.00 (a)

Net asset value at end of year	$10.81

Total return (b)	8.26%

Ratios and supplemental data:
Net assets at end of year (000's)	$73,166

Ratio of total expenses to average net assets	1.53%

Ratio of net expenses to average net assets (c)	0.80%

Ratio of net investment income to average net assets (c)	1.02%

Portfolio turnover rate	77%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period.

(c)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights
Class C Shares Per share data for a Class C Share outstanding throughout the period:

	Period Ended March 31, 2015(a)
Net asset value at beginning of period	$10.08

Income (loss) from investment operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized gains on investments	0.70
Total from investment operations	0.70

Less distributions:
Dividends from net investment income	(0.01)

Net asset value at end of period	$10.77

Total return (c)	6.90	%(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$1,339

Ratio of total expenses to average net assets	3.31	%(e)

Ratio of net expenses to average net assets (f)	1.80	%(e)

Ratio of net investment income to average net assets (f)	0.04	%(e)

Portfolio turnover rate	77	%(g)

(a)	Represents the period of commencement of operations (October 7, 2014) through March 31, 2015.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

(g)	Represents the year ended March 31, 2015.

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights
Advisor Shares Per share data for an Advisor Share outstanding throughout the year:

Year Ended March 31, 2015
Net asset value at beginning of year	$10.00

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.77
Total from investment operations	0.81

Less distributions:
Dividends from net investment income	(0.01)

Proceeds from redemption fees collected (Note 2)	0.00 (a)

Net asset value at end of year	$10.80

Total return (b)	8.07%

Ratios and supplemental data:
Net assets at end of year (000's)	$4,000

Ratio of total expenses to average net assets	1.88%

Ratio of net expenses to average net assets (c)	1.05%

Ratio of net investment income to average net assets (c)	0.70%

Portfolio turnover rate	77%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain expenses not been waived during the period.

(c)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

1. ORGANIZATION

The BPV Family of Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of each of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund; Institutional Shares, Class C Shares and Advisor Shares of the BPV Large Cap Value Fund; and Institutional Shares of the BPV Low Volatility Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation; the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation; the BPV Low Volatility Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation; and the BPV Large Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Each class of shares of a Fund has identical rights to earnings and assets of such Fund and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only that class. The Trust permits the Board of Trustees (the “Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of these financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Equity securities including common stocks and exchange-traded funds listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at that investment company’s net asset value. Securities traded

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the bid and ask price. Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. These prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation.

Securities for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A security’s “fair value” may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The inputs or methodology used for valuing assets or liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that asset or liability falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015 by security type:

BPV Core Diversification Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$36,534,108	$—	$—	$36,534,108
Open-End Funds	2,331,101	—	—	2,331,101
Money Market Funds	2,108,228	—	—	2,108,228
Total Investments in Securities	$40,973,437	$—	$—	$40,973,437

BPV Wealth Preservation Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$44,031,519	$—	$—	$44,031,519
Purchased Option Contracts	—	499,848	—	499,848
Money Market Funds	37,831,005	—	—	37,831,005
Total Investments in Securities	$81,862,524	$499,848	$—	$82,362,372
Other Financial Instruments:
Written Option Contracts	$—	$(1,169,314)	$—	$(1,169,314)
Total Other Financial Instruments	$—	$(1,169,314)	$—	$(1,169,314)

BPV Low Volatility Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$33,792,591	$—	$—	$33,792,591
Purchased Option Contracts	—	386,207	—	386,207
Money Market Funds	29,548,998	—	—	29,548,998
Total Investments in Securities	$63,341,589	$386,207	$—	$63,727,796
Other Financial Instruments:
Written Option Contracts	$—	$(896,037)	$—	$(896,037)
Total Other Financial Instruments	$—	$(896,037)	$—	$(896,037)

BPV Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$77,118,607	$—	$—	$77,118,607
Exchange-Traded Funds	244,299	—	—	244,299
Money Market Funds	934,737	—	—	934,737
Total Investments in Securities	$78,297,643	$—	$—	$78,297,643

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of March 31, 2015, the Funds did not have any transfers into and out of any Level. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

During the year ended March 31, 2015, the Funds did not use any significant unobservable inputs (Level 3) in determining fair value.

Share Valuation and Redemption Fees – The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each Class of each Fund is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 1%, payable to the applicable Fund, if redeemed within 60 days of the date of purchase.

During the years ended March 31, 2015 and March 31, 2014, proceeds from redemption fees were as follows:

	Year Ended March 31, 2015	Year Ended March 31, 2014
BPV Core Diversification Fund	$2,526	$862
BPV Wealth Preservation Fund	$14,605	$3,007
BPV Low Volatility Fund	$398	$—
BPV Large Cap Value Fund	$2,553	N/A

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Each Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, which are allocated among the Funds according to methods authorized by the Trustees.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

Dividends and Distributions – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually to shareholders of each Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the years/period ended March 31, 2015 and March 31, 2014 was as follows:

	Years/Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
BPV Core Diversification Fund	3/31/2015	$1,175,269	$715,001	$1,890,270
	3/31/2014	$522,416	$115,308	$637,724
BPV Wealth Preservation Fund	3/31/2015	$429,776	$—	$429,776
	3/31/2014	$1,839,792	$—	$1,839,792
BPV Low Volatility Fund	3/31/2015	$350,754	$—	$350,754
	3/31/2014	$—	$—	$—
BPV Large Cap Value Fund	3/31/2015	$100,554	$—	$100,554
	3/31/2014	N/A	N/A	N/A

Offering Costs – Offering costs, including the cost of printing initial prospectuses and legal and registration fees, were amortized over twelve months from the inception date of the BPV Low Volatility Fund and the BPV Large Cap Value Fund. As of March 31, 2015, no offering costs remain to be amortized.

Option Writing / Purchasing – The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions include the potential inability of the counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent that 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2015:

	BPV Core Diversification Fund	BPV Wealth Preservation Fund	BPV Low Volatility Fund	BPV Large Cap Value Fund
Tax cost of portfolio investments	$37,267,373	$80,020,539	$61,489,838	$75,330,000
Gross unrealized appreciation	$6,914,784	$10,796,355	$2,442,833	$5,665,412
Gross unrealized depreciation	(3,208,720)	(9,623,836)	(1,100,912)	(2,697,769)
Net unrealized appreciation	3,706,064	1,172,519	1,341,921	2,967,643
Undistributed ordinary income	—	840,239	111,304	210,103
Capital loss carryforwards	—	—	—	(119,358)
Undistributed long-term gains	47,435	—	—	—
Qualified late year losses	(414,927)	(14,563)	—	(644,648)
Accumulated earnings	$3,338,572	$1,998,195	$1,453,225	$2,413,740

As of March 31, 2015, the tax cost of written options contracts for the BPV Wealth Preservation Fund and the BPV Low Volatility Fund is $1,382,098 and $1,052,708, respectively.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, straddles, constructive sales, grantor trust and partnership adjustments.

Net qualified late year losses include Late Year Ordinary Losses (incurred after December 31, 2015 and within the taxable year) and Late-Year Capital Losses (incurred after October 31, 2014 and within the taxable year), and are deemed to arise on the first day of the Funds’ next taxable year. For the year ended March 31, 2015, the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Large Cap Value Fund intend to defer to April 1, 2015 for federal tax purposes qualified late year losses as follows:

	Late Year Ordinary Losses	Late Year Capital Losses
BPV Core Diversification Fund	$414,927	$—
BPV Wealth Preservation Fund	$14,563	$—
BPV Large Cap Value Fund	$—	$644,648

As of March 31, 2015, The BPV Large Cap Value Fund had a short-term capital loss carryforward of $119,358 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Due to permanent book to tax differences, primarily attributable to partnership, REIT and grantor trust adjustments and distribution reclasses, the following reclassification adjustments were made to the financial statements:

	Accumulated Net Investment Income	Accumulated Net Realized Gains	Paid-in-Capital
BPV Core Diversification Fund	$(32,047)	$32,047	$—
BPV Large Cap Value Fund	$(419)	$419	$—

The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2012 through March 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdictions as

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2015, the Funds did not incur any material interest or penalties.

4. INVESTMENT TRANSACTIONS

During the year ended March 31, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, options and U.S. government securities, were as follows:

	Cost of Purchases of Investment Securities	Proceeds from Sales of Investment Securities
BPV Core Diversification Fund	$22,671,885	$28,949,664
BPV Wealth Preservation Fund	$13,391,948	$5,919,199
BPV Low Volatility Fund	$22,410,210	$1,750,991
BPV Large Cap Value Fund	$100,407,320	$25,241,042

5. TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY AGREEMENT

Pursuant to the Investment Advisory Agreement with each Fund, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.75% of the average daily net assets for each of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, 0.40% of the average daily net assets for the BPV Low Volatility Fund, and 0.65% of the average daily net assets for the BPV Large Cap Value Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with Quintium Advisors, LLC (“Quintium”), with respect to each of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund, and with AJO, LP with respect to the BPV Large Cap Value Fund. Quintium is owned 50% by Northshore. Pursuant to these agreements, the Adviser pays each sub-adviser a monthly fee that varies depending on the amount of assets under the sub-adviser’s management.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

The Adviser has contractually agreed to reduce its fees or reimburse expenses of the Funds so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with GAAP, extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will not exceed 1.00% of average daily net assets of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, 0.50% of average daily net assets of the BPV Low Volatility Fund and 0.80% of average daily net assets of the BPV Large Cap Value Fund. Any fee reductions or expense reimbursements under the expense limitation agreement are subject to repayment by the Funds for a period of three years from the end of the fiscal year during which such reductions or reimbursements occurred, provided the Funds are available to effect such repayment and remain in compliance with the Adviser’s undertaking to limit expenses of the Funds.

During the year ended March 31, 2015, the Adviser’s fee reductions and/or expense reimbursements were as follows:

Fund	Fee Reductions/ Expense Reimbursements by Adviser
BPV Core Diversification Fund	$220,581
BPV Wealth Preservation Fund	$251,930
BPV Low Volatility Fund	$281,320
BPV Large Cap Value Fund	$233,105

As of March 31, 2015, the amount of fee reductions and expense reimbursements available for recovery by the Adviser from the BPV Core Diversification Fund, the BPV Wealth Preservation Fund, the BPV Low Volatility Fund and the BPV Large Cap Value Fund is $872,797, $713,252, $315,383 and $233,105, respectively. The Adviser may recapture these amounts no later than March 31 of the year stated below:

Fund	2016		2017		2018	Total
BPV Core Diversification Fund	$369,361		$282,855		$220,581	$872,797
BPV Wealth Preservation Fund	$203,623		$257,699		$251,930	$713,252
BPV Low Volatility Fund	N/	A	$34,063		$281,320	$315,383
BPV Large Cap Value Fund	N/	A	N/	A	$233,105	$233,105

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

For the year ended March 31, 2015, the BPV Core Diversification Fund and the BPV Wealth Preservation Fund had $117,165 and $102,530, respectively, of fee reductions and/or expense reductions pass the three year expiration date and are no longer recoupable.

Effective September 19, 2014, the Trust’s Chief Compliance Officer (“CCO”) is an officer of the Adviser and is paid by the Adviser for these services.

OTHER SERVICE PROVIDERS

Effective September 19, 2014, Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds’ shares and an affiliate of Ultimus. During the year ended March 31, 2015, Ultimus was paid $139,784 by the Funds for such services.

Prior to September 19, 2014, ALPS Fund Services, Inc. (“ALPS”) provided fund administration, fund accounting and transfer agency services to the Funds. During the year ended March 31, 2015, ALPS was paid $246,031 by the Funds for such services.

Prior to September 19, 2014, ALPS also provided a Chief Compliance Officer to service the Trust. During the year ended March 31, 2015, ALPS was paid $33,250 by the Funds for such services.

DISTRIBUTION AGREEMENT

Effective September 19, 2014, pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives annual compensation from each Fund for such services. Prior to September 19, 2014, ALPS Distributors, Inc. provided distribution services to the Funds.

DISTRIBUTION PLANS

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit Advisor Shares of each of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Large Cap Value Fund and Class C Shares of the BPV Large Cap Value Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of average daily net assets attributable to each Fund’s Advisor Shares and 1.00% of average daily net assets attributable to BPV Large Cap Value Fund’s Class C Shares.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

During the year ended March 31, 2015, Advisor Shares of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Large Cap Value Fund incurred distribution expenses of $2,913, $28,231 and $5,353, respectively. Class C Shares of the BPV Large Cap Value Fund incurred distribution expenses of $2,516.

COMPENSATION OF TRUSTEES

Certain officers of the Trust are also officers of the Adviser or Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $6,000, paid quarterly, a fee of $1,500 per Fund for attendance at each in-person meeting of the Board of Trustees and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. DERIVATIVES RISK AND TRANSACTIONS

Investing in derivatives, including options, involves the risk of sustaining large and sudden losses. The use of derivatives by the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund may reduce each Fund’s returns and/or increase its volatility. Fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverages allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have signification effects on the valuation of the derivative and the Funds. Typically, the associate risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held during the year ended March 31, 2015 are exchange traded.

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

A summary of call and put option contracts written by the Funds for the year ended March 31, 2015 is as follows:

BPV Core Diversification Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of year	—	$—	—	$—
Options written	450	20,085	950	57,763
Options expired	—	—	(250)	(26,992)
Options closed	(450)	(20,085)	(700)	(30,771)
Options outstanding at end of year	—	$—	—	$—

BPV Wealth Preservation Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of year	1,194	$231,200	—	$—
Options written	10,141	4,129,885	8,151	1,427,156
Options expired	(1,036)	(91,198)	(83)	(12,398)
Options closed	(9,074)	(3,220,175)	(7,055)	(1,082,372)
Options outstanding at end of year	1,225	$1,049,712	1,013	$332,386

BPV Low Volatility Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of year	401	$72,218	—	$—
Options written	5,914	2,742,453	5,628	961,705
Options expired	(495)	(51,697)	(95)	(10,161)
Options closed	(4,881)	(1,963,816)	(4,758)	(697,994)
Options outstanding at end of year	939	$799,158	775	$253,550

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

The locations in the Statements of Assets and Liabilities of the derivative positions of the BPV Wealth Preservation Fund and the BPV Low Volatility Fund are as follows:

BPV Wealth Preservation Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Equity call options purchased	Investments in securities at value	$168,260	$—
Equity put options purchased	Investments in securities at value	331,588	—
Equity call options written	Option contracts written, at value	—	(937,609)
Equity put options written	Option contracts written, at value	—	(231,705)
		$499,848	$(1,169,314)

BPV Low Volatility Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Equity call options purchased	Investments in securities at value	$131,685	$—
Equity put options purchased	Investments in securities at value	254,522	—
Equity call options written	Option contracts written, at value	—	(719,317)
Equity put options written	Option contracts written, at value	—	(176,720)
		$386,207	$(896,037)

Transactions in derivative instruments for the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund during the year ended March 31, 2015 are recorded in the following locations in the Statements of Operations:

BPV Core Diversification Fund

Type of Derivative	Location	Net Realized Losses	Location	Net Change in Unrealized Appreciation/ Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from option contracts	$(370,206)	Net change in unrealized appreciation/depreciation on option contracts	$286,389

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

BPV Wealth Preservation Fund

Type of Derivative	Location	Net Realized Gains (Losses)	Location	Net Change in Unrealized Appreciation/ Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from option contracts	$(2,219,899)	Net change in unrealized appreciation/depreciation on option contracts	$6,651
Equity Contracts (Written Options)	Net realized gains (losses) from option contracts	$541,895	Net change in unrealized appreciation/depreciation on option contracts	$148,911

BPV Low Volatility Fund

Type of Derivative	Location	Net Realized Gains (Losses)	Location	Net Change in Unrealized Appreciation/ Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from option contracts	$(1,226,512)	Net change in unrealized appreciation/depreciation on option contracts	$(77,138)
Equity Contracts (Written Options)	Net realized gains (losses) from option contracts	$461,361	Net change in unrealized appreciation/depreciation on option contracts	$140,639

The BPV Core Diversification Fund did not hold any derivative instruments as of March 31, 2015. The BPV Large Cap Value Fund did not hold any derivative instruments as of or during the year ended March 31, 2015.

Volume of Derivative Instruments for the Funds during the year ended March 31, 2015 are as follows:

BPV Core Diversification Fund

Type of Derivative	Unit of Measurement	Average
Equity Contracts Purchased	Contracts	577
Equity Contracts Written	Contracts	(175)

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

BPV Wealth Preservation Fund

Type of Derivative	Unit of Measurement	Average
Equity Contracts Purchased	Contracts	2,258
Equity Contracts Written	Contracts	(2,165)

BPV Low Volatility Fund

Type of Derivative	Unit of Measurement	Average
Equity Contracts Purchased	Contracts	1,372
Equity Contracts Written	Contracts	(1,299)

7. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolios will be adversely affected. As of March 31, 2015, the BPV Large Cap Value Fund had 28.0% of the value of its net assets invested in stocks within the Financials sector.

8. INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., money market mutual funds and exchange-traded funds (“ETFs”)). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of March 31, 2015, the SPDR® S&P 500® ETF Trust represented 39.3%, 53.4% and 53.3%, respectively, of the net assets of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As

BPV Family of Funds	Notes to Financial Statements
March 31, 2015

of March 31, 2015, the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund had 88.6%, 53.4% and 53.3% of the value of their net assets invested in ETFs, respectively.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of March 31, 2015, BPV Wealth Preservation Fund and BPV Low Volatility Fund had 45.8% and 46.7%, respectively, of the value of their net assets invested the Institutional Class of the BlackRock Liquidity Funds Treasury Trust. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of March 31, 2015, BPV Core Diversification Fund and BPV Large Cap Value Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BPV Family of Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
 BPV Family of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written option contracts, of BPV Family of Funds, comprising BPV Core Diversification Fund, BPV Wealth Preservation Fund, BPV Low Volatility Fund, and BPV Large Cap Value Fund (the “Funds”) as of March 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and financial highlights for the periods ended on or prior to March 31, 2014 were audited by other auditors whose report dated May 23, 2014, expressed an unqualified opinion on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting BPV Family of Funds as of March 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
 June 1, 2015

BPV Family of Funds	About Your Funds' Expenses
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (October 1, 2014) and held until the end of the period (March 31, 2015).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of each class of shares of the Funds within 60 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BPV Family of Funds	About Your Funds' Expenses
(Unaudited)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
BPV Core Diversification Fund
Institutional Shares
Actual Fund Return	$1,000.00	$ 997.80	1.00%	$4.98
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.95	1.00%	$5.04
Advisor Shares
Actual Fund Return	$1,000.00	$ 995.80	1.25%	$6.22
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	1.25%	$6.29

BPV Wealth Preservation Fund
Institutional Shares
Actual Fund Return	$1,000.00	$1,020.20	1.00%	$5.04
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.95	1.00%	$5.04
Advisor Shares
Actual Fund Return	$1,000.00	$1,018.30	1.25%	$6.29
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	1.25%	$6.29

BPV Low Volatility Fund
Institutional Shares
Actual Fund Return	$1,000.00	$1,022.60	0.50%	$2.52
Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, muliplied by 182/365 (to reflect the one-half year period).

BPV Family of Funds	About Your Funds' Expenses
(Unaudited)

	Beginning Account Value October 1, 2014(a)	Ending Account Value March 31, 2015	Net Expense Ratio(b)	Expenses Paid During Period(c)
BPV Large Cap Value Fund
Institutional Shares
Actual Fund Return	$1,000.00	$1,049.00	0.80%	$4.09
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.94	0.80%	$4.03
Class C Shares
Actual Fund Return	$1,000.00	$1,069.00	1.80%	$8.98
Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.34	1.80%	$9.05
Advisor Shares
Actual Fund Return	$1,000.00	$1,047.10	1.05%	$5.36
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.70	1.05%	$5.29

(a)	Beginning Account Value is as of October 1, 2014 for Institutional and Advisor Shares and as of October 7, 2014 (date of commencement of operations) for Class C Shares for the Actual Fund Return information.

(b)	Annualized, based on the Fund’s most recent one-half year expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, muliplied by 182/365 (to reflect the one-half year period) for Institutional and Advisor Shares. Expenses for Class C Shares are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 176/365 (to reflect period since inception) and 182/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

BPV Family of Funds	Other Information
(Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

Federal Tax Information
(Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the year ended March 31, 2015. Certain dividends paid by the Funds may be subject to a maximum rate of 23.8%. The BPV Core Diversification Fund, the BPV Wealth Preservation Fund, the BPV Low Volatility Fund and the BPV Large Cap Value Fund intend to designate up to a maximum amount of $401,088, $429,776, $350,754 and $100,554, respectively, as Qualified Dividend Income, which may be taxed at the maximum rate of 23.8%. The amount of long-term capital gains paid by BPV Core Diversification Fund for the year ended March, 31, 2015 was $617,642.

As required by federal regulations, complete information was computed and reported in conjunction with your 2014 Form 1099-DIV.

BPV Family of Funds	Board of Trustees and Executive Officers
March 31, 2015 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Registered Investment Companies in Fund Complex Overseen	Other Directorships Held by the Trustee During the Past Five Years**
Non-Interested Trustees:
William Perkins Crawford, Jr. 9202 Northshore Dr., Suite 300 Knoxville, TN 37922 Year of Birth: 1962	Trustee	Since May 2014
SVP/General Counsel of Pacolet Milliken Enterprises, Inc. (a private investment company) (2013-present); Senior Counsel of TD Bank (2010-2012); Chief Legal and Risk Officer, The South Financial Group (bank holding company)(2002-2010).
				Four	None
Ann O’Connell 9202 Northshore Dr., Suite 300 Knoxville, TN 37922 Year of Birth: 1953	Trustee	Since Inception
Consultant with CapTrust, an independent, fee-based investment advisory firm (2012-present); Partner, Newport Board Group, a professional management consulting firm (2012); Actuary and Principal, Global Human Resources Services Leadership Team, PriceWaterhouseCoopers LLP (2002-2011).
				Four	None
Joseph M. O’Donnell 9202 Northshore Dr., Suite 300 Knoxville, TN 37922 Year of Birth: 1946	Trustee	Since Inception	President and CEO, Inmar Inc., a logistics and supply chain software and services company (2008-2009).	Four	Comverge, Inc.; Comverse, Inc.; ModusLink Global Solutions
Jan R. Williams 9202 Northshore Dr., Suite 300 Knoxville, TN 37922 Year of Birth: 1941	Trustee	Since Inception	Dean and Professor Emeritus, College of Business Administration, University of Tennessee (2001-2013).	Four	None

BPV Family of Funds	Board of Trustees and Executive Officers
March 31, 2015 (Unaudited)

Name and Year of Birth	Position(s) Held with Registrant	Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers:
Michael R. West 9202 Northshore Dr., Suite 300 Knoxville, TN 37922 Year of Birth: 1966	President and Secretary	Since April 2014
Chief Executive Officer, BPV Capital Management, LLC (Since 2009). Mr. West has also been the Managing Partner of Northshore Management Company, LLC, an investment firm focused in private company investments, since 2003.

Leslie Beale 9202 Northshore Dr., Suite 300 Knoxville, TN 37922 Year of Birth: 1978	Chief Compliance Officer	Since September 2014
Chief Compliance Officer and General Counsel of the Adviser (Since 2012). Previously, Ms. Beale was a Member of The Beale Firm, PLLC (2010-2012) and was an attorney at Baker, Donelson, Bearman, Caldwell & Berkowitz, PC (2007-2010).

Theresa Bridge 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Year of Birth: 1969	Treasurer	Since September 2014	Vice President and Director of Fund Accounting, Ultimus Fund Solutions, LLC (since 2000).

*	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

**	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

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Must be accompanied or proceeded by a prospectus.
 BPV Family of Funds are distributed by Ultimus Fund Distributors, LLC.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Jan Williams.  Mr. Williams is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $48,000 and $38,000 with respect to the registrant’s fiscal years ended March 31, 2015 and 2014, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,000 and $12,150 with respect to the registrant’s fiscal years ended March 31, 2015 and 2014, respectively. The services comprising these fees are the preparation of the registrant’s federal and state income and federal excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $0 and $0 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended March 31, 2015 and 2014, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BPV Family of Funds

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	June 5, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	June 5, 2015

*	Print the name and title of each signing officer under his or her signature.